FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2011
Financial Expenses Net Disclosure [Abstract]
Financial Expenses Net Disclosure [Text Block]
NOTE 17:-	FINANCIAL (EXPENSES) INCOME, NET

	Year ended December 31,
	2011	2010	2009
Financial expenses:

Interest, amortization of discount, bank charges and fees (*)	$(1,021)	$(621)	$(592)
Exchange differences	-	(57)	(32)

Total financial expenses	(1,021)	(678)	(624)
Financial income:

Gain on extinguishment of convertible bonds (**)	2,006	-	-
Exchange differences	5	-	-
Interest	-	-	4

Total financial income	2,011	-	4

Net total	$990	$(678)	$(620)

(*)	In 2011, 2010 and 2009, includes expenses of $968, $586 and $565_related to convertible bonds, respectively. (See Note 12 above).

(**)    See Note 1